Average Annual Total Returns	12 Months Ended
Dec. 31, 2011
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.24%
Five Years	7.63%
Ten Years	7.33%
Inception Date	Jun. 29, 2000
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.39%
Five Years	7.79%
Since Inception	6.19%
Inception Date	Dec. 12, 2003
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.29%
Five Years	7.73%
Since Inception	6.07%
Inception Date	Jun. 10, 2005
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.62%
Five Years	7.84%
Ten Years	6.63%
Inception Date	Mar. 01, 1994
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.78%
Five Years	7.99%
Since Inception	7.47%
Inception Date	Jan. 26, 2006
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.62%
Since Inception	8.03%
Inception Date	Apr. 03, 2007
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.74%
Since Inception	8.51%
Inception Date	Jun. 04, 2007
Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.74%
Five Years	7.95%
Ten Years	6.72%
Inception Date	Nov. 12, 2001
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.06%
Five Years	9.66%
Ten Years	8.41%
Inception Date	Mar. 01, 1994
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.24%
Five Years	9.81%
Since Inception	8.94%
Inception Date	Feb. 02, 2006
Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.18%
Since Inception	10.09%
Inception Date	Apr. 03, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.96%
Five Years	4.75%
Ten Years	4.02%
Inception Date	Mar. 01, 1994
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.04%
Since Inception	4.77%
Inception Date	Apr. 03, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.08%
Since Inception	4.77%
Inception Date	Mar. 30, 2007
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.08%
Five Years	4.85%
Ten Years	4.10%
Inception Date	Nov. 12, 2001
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.59%
Since Inception	6.93%
Inception Date	Jan. 26, 2009
Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.67%
Since Inception	6.94%
Inception Date	Feb. 17, 2009
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.56%
Five Years	6.37%
Ten Years	5.49%
Inception Date	Dec. 11, 1986
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.72%
Five Years	6.52%
Ten Years	5.63%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.69%
Five Years	6.48%
Ten Years	5.58%
Inception Date	Nov. 12, 2001
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.74%
Five Years	6.53%
Ten Years	5.63%
Inception Date	Sep. 18, 1995
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.71%
Since Inception	6.51%
Inception Date	Apr. 03, 2007
Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.69%
Five Years	6.48%
Since Inception	6.50%
Inception Date	Sep. 01, 2006
Return After Taxes on Distributions | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.60%
Five Years	6.24%
Ten Years	5.78%
Return After Taxes on Distributions | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.71%
Five Years	6.35%
Since Inception	4.58%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.92%
Five Years	6.14%
Ten Years	4.81%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.03%
Five Years	6.23%
Since Inception	5.70%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.91%
Since Inception	6.37%
Return After Taxes on Distributions | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	9.00%
Since Inception	6.77%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	19.93%
Five Years	7.65%
Ten Years	6.35%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	20.05%
Five Years	7.74%
Since Inception	6.89%
Return After Taxes on Distributions | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	20.04%
Since Inception	8.10%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.21%
Five Years	3.60%
Ten Years	2.75%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.26%
Since Inception	3.68%
Return After Taxes on Distributions | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.28%
Since Inception	3.61%
Return After Taxes on Distributions | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.26%
Since Inception	5.55%
Return After Taxes on Distributions | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.31%
Since Inception	5.54%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.28%
Five Years	4.83%
Ten Years	3.83%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.38%
Five Years	4.92%
Ten Years	3.91%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.41%
Since Inception	5.03%
Return After Taxes on Distributions | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	6.36%
Five Years	4.90%
Since Inception	4.90%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.59%
Five Years	5.73%
Ten Years	5.42%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.68%
Five Years	5.83%
Since Inception	4.35%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.15%
Five Years	5.74%
Ten Years	4.63%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.25%
Five Years	5.84%
Since Inception	5.37%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.15%
Since Inception	5.94%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.23%
Since Inception	6.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.39%
Five Years	7.09%
Ten Years	6.01%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.50%
Five Years	7.19%
Since Inception	6.44%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	14.47%
Since Inception	7.48%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.01%
Five Years	3.40%
Ten Years	2.69%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.06%
Since Inception	3.46%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.09%
Since Inception	3.41%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.02%
Since Inception	5.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.07%
Since Inception	5.13%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	4.94%
Five Years	4.55%
Ten Years	3.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.05%
Five Years	4.64%
Ten Years	3.80%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.05%
Since Inception	4.71%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	5.03%
Five Years	4.62%
Since Inception	4.62%
Based on Market Value | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	11.09%
Since Inception	8.09%
Based on Market Value | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.45%
Since Inception	10.21%
Based on Market Value | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	2.97%
Since Inception	4.78%
Based on Market Value | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.86%
Since Inception	6.54%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	7.10%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	7.08%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Ten Years	5.78%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Since Inception	6.53%
Barclays Capital U.S. Aggregate Bond Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.84%
Five Years	6.50%
Since Inception	6.49%
Barclays Capital U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.14%
Five Years	4.84%
Ten Years	4.30%
Barclays Capital U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.14%
Since Inception	4.77%
Barclays Capital U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.14%
Since Inception	4.75%
Barclays Capital U.S. 1-5 Year Gov Credit Bond Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.14%
Five Years	4.84%
Ten Years	4.30%
Barclays Capital U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	7.84%
Ten Years	6.88%
Barclays Capital U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	7.84%
Since Inception	7.31%
Barclays Capital U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Since Inception	7.93%
Barclays Capital U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Since Inception	8.40%
Barclays Capital U.S. 5-10 Year Gov Credit Bond Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	7.84%
Ten Years	6.88%
Barclays Capital U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Five Years	9.71%
Ten Years	8.54%
Barclays Capital U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Five Years	9.71%
Since Inception	8.84%
Barclays Capital U.S. Long Gov Credit Bond Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Since Inception	10.04%
Barclays Capital U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.56%
Five Years	7.95%
Ten Years	7.57%
Barclays Capital U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.56%
Five Years	7.95%
Since Inception	6.32%
Barclays Capital U.S. Treasury Inflation Protected Securities Index | Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	13.56%
Five Years	7.95%
Since Inception	6.24%
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Ten Years	none
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	none
Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.13%
Five Years	none
Ten Years	none
Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.13%
Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.13%
Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.13%
Five Years	none
Ten Years	none
Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	none
Ten Years	none
Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	none
Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	none
Ten Years	none
Barclays Capital U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Five Years	none
Ten Years	none
Barclays Capital U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Five Years	none
Barclays Capital U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Since Inception	7.14%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market II Index Fund | Vanguard Total Bond Market II Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Since Inception	7.12%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Ten Years	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Ten Years	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Ten Years	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Institutional Plus Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Ten Years	5.79%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Since Inception	6.55%
Spliced Barclays Capital U.S. Aggregate Float Adjusted Index | Vanguard Total Bond Market Index Fund | Vanguard Total Bond Market Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	7.92%
Five Years	6.52%
Since Inception	6.51%
Spliced Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.13%
Five Years	4.84%
Ten Years	4.30%
Spliced Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.13%
Since Inception	4.77%
Spliced Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.13%
Since Inception	4.75%
Spliced Barclays Capital U.S. 1-5 Year Gov Credit Float Adjusted Index | Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	3.13%
Five Years	4.84%
Ten Years	4.30%
Spliced Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	7.85%
Ten Years	6.88%
Spliced Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	7.85%
Since Inception	7.31%
Spliced Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Since Inception	7.93%
Spliced Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Signal Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Since Inception	8.41%
Spliced Barclays Capital U.S. 5-10 Year Gov Credit Float Adjusted Index | Vanguard Intermediate-Term Bond Index Fund | Vanguard Intermediate-Term Bond Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.79%
Five Years	7.85%
Ten Years	6.88%
Spliced Barclays Capital U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Five Years	9.71%
Ten Years	8.54%
Spliced Barclays Capital U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Five Years	9.71%
Since Inception	8.83%
Spliced Barclays Capital U.S. Long Gov Credit Float Adjusted Index | Vanguard Long-Term Bond Index Fund | Vanguard Long-Term Bond Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	22.49%
Since Inception	10.05%